REVENUES AND LOYALTY PROGRAMS (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table represents the Company’s disaggregated revenue by source, due to the Company’s contracts with its customers, for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Wholesale	$252,590	$306,363
Dispensary	471,753	464,522
Total Revenues	$724,343	$770,885